Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated April 28, 2026 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025, as supplemented
Addition of Sub‑Adviser
Mesarete Capital LLP (“Mesarete UK”) currently serves as a sub-adviser to the Fund. Pursuant to action taken by the Board of Trustees of the Fund, effective April 22, 2026, Mesarete Capital (US) LLC (“Mesarete US”) will also serve as a discretionary sub‑adviser to the Fund. Mesarete UK and Mesarete US are affiliates and will serve jointly as sub‑adviser with Mesarete UK holding final authority over investment decisions.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Callodine Capital Management, LP	Equity Hedge Strategies
Capital Fund Management, S.A.	Multi-Strategy Strategies
Caspian Capital LP	Event Driven Strategies
Catalio Capital Management, LP	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP and Mesarete Capital (US) LLC	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
OT Research	Equity Hedge Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies

Blackstone Alternative Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated April 28, 2026 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025, as supplemented
Addition of Sub‑Adviser
Mesarete Capital LLP (“Mesarete UK”) currently serves as a sub-adviser to the Fund. Pursuant to action taken by the Board of Trustees of the Fund, effective April 22, 2026, Mesarete Capital (US) LLC (“Mesarete US”) will also serve as a discretionary sub‑adviser to the Fund. Mesarete UK and Mesarete US are affiliates and will serve jointly as sub‑adviser with Mesarete UK holding final authority over investment decisions.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Callodine Capital Management, LP	Equity Hedge Strategies
Capital Fund Management, S.A.	Multi-Strategy Strategies
Caspian Capital LP	Event Driven Strategies
Catalio Capital Management, LP	Equity Hedge Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Harvest Fund Advisors LLC	Equity Hedge Strategies
Maren Capital LLC	Equity Hedge Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP and Mesarete Capital (US) LLC	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Oak Hill Advisors, L.P.	Relative Value Strategies
OT Research	Equity Hedge Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Varick Capital Partners LP	Macro Strategies